EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	$ 18,532	$ 18,429	$ 13,017
Subscriptions/Redemptions during the year	198	1,561	3,262
Ending balance	17,308	18,532	18,429
Preferred securities
Beginning balance	740	1,490	15
Subscriptions/Redemptions during the year	0	(750)	1,475
Ending balance	$ 740	$ 740	$ 1,490